Revenue - Additional Information (Detail) £ in Millions, $ in Millions		12 Months Ended
	Jan. 25, 2021 GBP (£)	Dec. 31, 2021 GBP (£)	Dec. 31, 2021 USD ($)
Disclosure Of Revenue From Contracts With Customers [Line Items]
Upfront Payment Received	£ 36.5	£ 50.0
Milestone payment for regulatory and commercial achievements | $			$ 302.0
Ultragenyx collaboration agreement [Member]
Disclosure Of Revenue From Contracts With Customers [Line Items]
Upfront Payment Received		36.5	50.0
Milestone payment to ultragenyx collaboration agreement deductions costs		2.4
Milestone payment to ultragenyx collaboraation agreement deductions costs recognised		1.1
Milestone payment to ultragenyx collaboration agreement deductions costs yet to be recogised		1.3
Ultragenyx collaboration agreement [Member] | Novartis [member]
Disclosure Of Revenue From Contracts With Customers [Line Items]
Milestone payment for regulatory and commercial achievements		£ 7.2	$ 10.0